Trade receivables and Prepayments and other receivables (Tables)	12 Months Ended
Dec. 31, 2017
Trade and other receivables [abstract]
Disclosure of detailed information about trade receivables and prepayments and other receivables [text block]
Amounts in US$ '000	2017	2016
Trade receivables	19,519	18,426
	19,519	18,426
To be recovered from co-venturers (Note 33)	2,455	3,311
Related parties receivables (Note 33)	56	42
Prepayments and other receivables	5,242	4,290
	7,753	7,643
Total	27,272	26,069

Classified as follows:
Current	27,037	25,828
Non current	235	241
Total	27,272	26,069

Disclosure of movements on the provision for impairment of trade and other receivables [text block]	Movements on the Group provision for impairment are as follows:
Amounts in US$ '000	2017	2016
At 1 January	741	596
Foreign exchange (income) loss	(147)	145
	594	741